Fees Summary	Dec. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 338,000.00
Previously Paid Amount	0.00
Total Fee Amount	51.75
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 51.75
Narrative - Max Aggregate Offering Price	$ 338,000.00
Final Prospectus	true